Earnings per share (Narrative) (Details) - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares	368	282	308
Weighted average number of ordinary shares outstanding	17,300	17,200	17,075
Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price	£ 0.84
Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price	£ 2.27
Anti-dilutive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding	69	43
Employee share schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares	719	533
Employee share schemes [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of shares outstanding	100	125